INCOME TAXES (Schedule of Income Tax Benefit (Expense)) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PRC income tax
Current tax expense	$ (14,025)	(87,375)	(61,680)	(48,292)
Deferred tax benefit	3,184	19,835	25,421	12,459
Total income tax benefit (expense)	$ (10,841)	(67,540)	(36,259)	(35,833)